Shareholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Common Stock Warrants	Subscription Receivable	Common Stock Subscribed But Not Issued	Deferred Compensation	Accumulated Deficit	Total
Beginning Balance, shares at Dec. 31, 2013	93,209,823
Beginning Balance, amount at Dec. 31, 2013	$ 93,210	$ 30,287,412	$ 97,869		$ 0	$ (12,609)	$ (35,225,884)	$ (4,760,002)
Conversion of note payable to common stock, shares	3,128,592
Conversion of note payable to common stock, amount	$ 3,129	421,246						$ 424,375
Issuance of Common Stock for services rendered, shares	450,000							75,908
Issuance of Common Stock for services redered, amount	$ 450	62,850						$ 63,300
Stock issued for accrued expense, shares	63,526
Stock issued for accrued expense, amount	$ 64	9,561						9,625
Adjustment to derivative liability for value of convertion		561,907						561,907
Amortization of Deferred Compensation						12,609		12,609
Issuance of stock options, amount		66,451						66,451
Net (Loss)							(982,577)	(982,577)
Ending Balance, shares at Dec. 31, 2014	96,851,941
Ending Balance, amount at Dec. 31, 2014	$ 96,852	31,409,427	97,869				(36,208,461)	(4,604,312)
Conversion of note payable to common stock, shares	6,746,356
Conversion of note payable to common stock, amount	$ 6,746	143,254						$ 150,000
Issuance of Common Stock for services rendered, shares	804,000				750,000			110,400
Issuance of Common Stock for services redered, amount	$ 804	108,846			$ 750			$ 110,400
Stock issued for accrued expense, shares	182,057
Stock issued for accrued expense, amount	$ 182	24,324						24,506
Adjustment to derivative liability for value of convertion		202,633						202,633
Settlement of convertible notes, shares	15,608,696
Settlement of convertible notes, amount	$ 15,609	2,950,044						2,965,653
Issuance of stock options, amount		47,007						47,007
Net (Loss)							(4,037,365)	(4,037,365)
Ending Balance, shares at Dec. 31, 2015	120,193,050				750,000
Ending Balance, amount at Dec. 31, 2015	$ 120,193	$ 34,885,535	$ 97,869		$ 750		$ (40,245,826)	$ (5,141,478)
Issuance of Common Stock for services rendered, shares
Net (Loss)								$ (1,009,581)